UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011-September 30, 2011

Item 1 – Schedule of Investments.

Statement of Investments Conservative ETF Asset Allocation Portfolio

As of September 30, 2011 (Unaudited)

		Shares	Value
Exchange Traded Funds - 91.21%
iShares - 24.88%
Barclays TIPS Bond Fund		28,519	$3,259,722
S&P 500 Index Fund		23,562	2,678,764
S&P MidCap 400 Index Fund		10,335	806,026

Total iShares			6,744,512

Other - 66.33%
SPDR Barclays Capital High Yield Bond ETF		29,385	1,063,443
Vanguard MSCI EAFE ETF		43,995	1,327,329
Vanguard Short-Term Bond ETF		94,017	7,654,864
Vanguard Total Bond Market ETF		94,778	7,936,710

Total Other			17,982,346

Total Exchange Traded Funds (Cost $24,718,106)			24,726,858

Exchange Traded Notes - 1.97%
Diversified - 1.97%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)		12,768	532,936

Total Exchange Traded Notes (Cost $554,648)			532,936

	7-Day Yield	Shares	Value
Short-Term Investments - 6.75%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.076%	1,829,868	1,829,868

Total Short-Term Investments (Cost $1,829,868)			1,829,868

Total Investments - 99.93% (Total cost $27,102,622)			27,089,662

Other Assets in Excess of Liablities - 0.07%			19,228

Net Assets - 100.00%			$27,108,890

(1)	Non-income producing security.

Statement of Investments Income and Growth ETF Asset Allocation Portfolio

As of September 30, 2011 (Unaudited)

		Shares	Value
Exchange Traded Funds - 92.12%
iShares - 33.86%
Barclays TIPS Bond Fund		69,738	$7,971,053
MSCI EAFE Small Cap Index Fund		51,315	1,792,946
S&P 500 Index Fund		131,033	14,897,142
S&P MidCap 400 Index Fund		66,570	5,191,794

Total iShares			29,852,935

Other - 58.26%
SPDR Barclays Capital High Yield Bond ETF		96,245	3,483,106
Vanguard MSCI EAFE ETF		190,545	5,748,743
Vanguard MSCI Emerging Markets ETF		47,466	1,703,555
Vanguard Short-Term Bond ETF		207,309	16,879,099
Vanguard Small-Cap ETF		35,200	2,160,224
Vanguard Total Bond Market ETF		255,508	21,396,240

Total Other			51,370,967

Total Exchange Traded Funds (Cost $84,505,875)			81,223,902

Exchange Traded Notes - 2.94%
Diversified - 2.94%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)		62,098	2,591,971

Total Exchange Traded Notes (Cost $2,689,338)			2,591,971

	7-Day Yield	Shares	Value
Short-Term Investments - 5.48%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.076%	4,833,979	4,833,979

Total Short-Term Investments (Cost $4,833,979)			4,833,979

Total Investments - 100.54% (Total cost $92,029,192)			88,649,852

Liabilities in Excess of Other Assets - (0.54)%	(472,011)

Net Assets - 100.00%	$88,177,841

(1)	Non-income producing security.

Statement of Investments
Balanced ETF Asset Allocation Portfolio

As of September 30, 2011 (Unaudited)

		Shares	Value
Exchange Traded Funds - 95.07%
iShares - 39.15%
Barclays TIPS Bond Fund		64,121	$7,329,030
MSCI EAFE Small Cap Index Fund		117,440	4,103,354
S&P 500 Index Fund		281,961	32,056,146
S&P MidCap 400 Index Fund		175,440	13,682,566

Total iShares			57,171,096

Other - 55.92%
SPDR Barclays Capital High Yield Bond ETF		139,235	5,038,915
Vanguard MSCI EAFE ETF		466,065	14,061,181
Vanguard MSCI Emerging Markets ETF		149,119	5,351,881
Vanguard REIT ETF		56,933	2,896,182
Vanguard Short-Term Bond ETF		180,430	14,690,610
Vanguard Small-Cap ETF		129,518	7,948,520
Vanguard Total Bond Market ETF		378,386	31,686,043

Total Other			81,673,332

Total Exchange Traded Funds (Cost $148,632,700)			138,844,428

Exchange Traded Notes - 2.95%
Diversified - 2.95%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)		103,263	4,310,197

Total Exchange Traded Notes (Cost $4,525,496)			4,310,197

	7-Day Yield	Shares	Value
Short-Term Investments - 2.25%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.076%	3,286,817	3,286,817

Total Short-Term Investments (Cost $3,286,817)			3,286,817

Total Investments - 100.27% (Total cost $156,445,013)			146,441,442

Liabilities in Excess of Other Assets - (0.27)%	(399,486)

Net Assets - 100.00%	$146,041,956

(1) Non-income producing security.

Statement of Investments
Growth ETF Asset Allocation Portfolio

As of September 30, 2011 (Unaudited)

		Shares	Value
Exchange Traded Funds - 96.15%
iShares - 43.29%
MSCI EAFE Small Cap Index Fund		134,995	$4,716,725
S&P 500 Index Fund		283,457	32,226,227
S&P MidCap 400 Index Fund		210,675	16,430,543

Total iShares			53,373,495

Other - 52.86%
Vanguard MSCI EAFE ETF		548,795	16,557,145
Vanguard MSCI Emerging Markets ETF		193,029	6,927,811
Vanguard REIT ETF		59,902	3,047,215
Vanguard Short-Term Bond ETF		154,033	12,541,367
Vanguard Small-Cap ETF		158,696	9,739,173
Vanguard Total Bond Market ETF		195,316	16,355,762

Total Other			65,168,473

Total Exchange Traded Funds (Cost $130,665,947)			118,541,968

Exchange Traded Notes - 3.93%
Diversified - 3.93%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)		116,104	4,846,181

Total Exchange Traded Notes (Cost $4,990,276)			4,846,181

	7-Day Yield	Shares	Value
Short-Term Investments - 0.27%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.076%	335,956	335,956

Total Short-Term Investments (Cost $335,956)			335,956

Total Investments - 100.35% (Total cost $135,992,179)			123,724,105

Liabilities in Excess of Other Assets - (0.35)%			(429,456)

Net Assets - 100.00%	$123,294,649

(1) Non-income producing security.

Statement of Investments Aggressive Growth ETF Asset Allocation Portfolio

As of September 30, 2011 (Unaudited)

		Shares	Value
Exchange Traded Funds - 95.17%
iShares - 46.61%
MSCI EAFE Small Cap Index Fund		50,455	$1,762,898
S&P 500 Index Fund		86,156	9,795,075
S&P MidCap 400 Index Fund		69,130	5,391,449

Total iShares			16,949,422

Other - 48.56%
Vanguard MSCI EAFE ETF		184,255	5,558,974
Vanguard MSCI Emerging Markets ETF		66,907	2,401,292
Vanguard REIT ETF		21,244	1,080,682
Vanguard Short-Term Bond ETF		18,190	1,481,030
Vanguard Small-Cap ETF		55,683	3,417,266
Vanguard Total Bond Market ETF		44,376	3,716,046

Total Other			17,655,290

Total Exchange Traded Funds (Cost $39,232,283)			34,604,712

Exchange Traded Notes - 4.93%
Diversified - 4.93%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)		42,959	1,793,109

Total Exchange Traded Notes (Cost $1,845,225)			1,793,109

	7-Day Yield	Shares	Value
Short-Term Investments - 0.38%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.076%	137,056	137,056

Total Short-Term Investments (Cost $137,056)			137,056

Total Investments - 100.48% (Total cost $41,214,564)			36,534,877

Liabilities in Excess of Other Assets - (0.48)%			(174,427)

Net Assets - 100.00%			$36,360,450

(1)	Non-income producing security.

Notes to Quarterly Statement of Investments

September 30, 2011 (unaudited)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”).

Each Portfolio offers Class I and Class II shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees, and distribution and/or service fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including exchange traded funds and notes for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Shares of a registered investment company, including money market funds, that are traded on an exchange are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value.

The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Portfolios’ investments as of September 30, 2011.

Ibbotson Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,726,858	$–	$–	$24,726,858
Exchange Traded Notes	532,936	–	–	532,936
Short-Term Investments	1,829,868	–	–	1,829,868
Total	$27,089,662	$–	$–	$27,089,662

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$81,223,902	$–	$–	$81,223,902
Exchange Traded Notes	2,591,971	–	–	2,591,971
Short-Term Investments	4,833,979	–	–	4,833,979
Total	$88,649,852	$–	$–	$88,649,852

Ibbotson Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$138,844,428	$–	$–	$138,844,428
Exchange Traded Notes	4,310,197	–	–	4,310,197
Short-Term Investments	3,286,817	–	–	3,286,817
Total	$146,441,442	$–	$–	$146,441,442

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$118,541,968	$–	$–	$118,541,968
Exchange Traded Notes	4,846,181	–	–	4,846,181
Short-Term Investments	335,956	–	–	335,956
Total	$123,724,105	$–	$–	$123,724,105

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$34,604,712	$–	$–	$34,604,712
Exchange Traded Notes	1,793,109	–	–	1,793,109
Short-Term Investments	173,056	–	–	173,056
Total	$36,534,877	$–	$–	$36,534,877

For the period ended September 30, 2011 there were no significant transfers between Level 1 and Level 2 securities. For the period ended September 30, 2011, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

Management has concluded that the Portfolios have taken no uncertain tax positions that require recognition in the financial statements. The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2007, December 31, 2008, December 31, 2009, and December 31, 2010 the Portfolios’ returns are still open to examination by the appropriate taxing authorities.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of September 30, 2011, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Gross appreciation (excess of value over tax cost)	$330,360	$575,730	$2,482,404	$546,304	$(103,229)
Gross depreciation (excess of tax cost over value)	(687,932)	(4,893,714)	(12,588,347)	(13,947,754)	(4,956,243)
Net unrealized appreciation/(depreciation)	$(357,572)	$(4,317,984)	$(10,105,943)	$(13,401,450)	$(5,059,472)
Cost of Investments for income tax purposes	$27,447,234	$92,967,836	$156,547,385	$137,125,555	$41,594,349

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	November 28, 2011

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	November 28, 2011